Cover	Dec. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Entity File Number	333-123774
Entity Registrant Name	FOUNTAIN HEALTHY AGING, INC.
Entity Central Index Key	0001309251
Entity Tax Identification Number	86-1098668
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Building E, Room 601,
Entity Address, Address Line Two	No. 1
Entity Address, Address Line Three	Huabao Fubao China Street
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+86
Local Phone Number	185-6676-1769
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false